UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115
THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)
c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended July 31, 2005 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

July 31, 2005 (unaudited)

Shares		Value
COMMON STOCKS—94.55%

SINGAPORE—94.55%
Agricultural Biotechnology—2.57%
10,000,000	China Sun Bio-chem Technology Group Co., Ltd.*	$2,648,847

Banks & Financial Services—23.10%
1,251,600	Oversea-Chinese Banking Corp. Ltd.	9,719,848
1,550,712	United Overseas Bank Ltd.	14,096,533
		23,816,381

Building Materials–1.11%
1,999,000	Hong Leong Asia Ltd.	1,143,248

Chemicals and Plastics—0.80%
1,900,000	China Flexible Packaging Holdings Ltd.	823,551

Communications - Media—4.65%
1,740,683	Singapore Press Holdings Ltd.	4,799,426

Conglomerate—5.50%
196,800	Jardine Matheson Holdings Ltd.	3,601,440
1,250,000	Sembcorp Industries Ltd.+	2,069,412
		5,670,852

Diversified—1.82%
162,000	Jardine Strategic Holdings Ltd.	1,879,200

E-Business—2.12%
4,365,000	DMX Technologies Group, Ltd.*	2,181,055

Electronic Components—2.35%
5,600,000	United Test and Assembly Center Ltd.*	2,427,307

Foods—0.98%
2,500,000	Food Junction Holdings Ltd.	1,008,368

Health & Personal Care—1.18%
2,500,000	LMA International NV, Ltd.*	1,219,072

Industrial—3.03%
1,975,000	Singapore Technologies Engineering Ltd.+	3,126,994

Leisure and Tourism—1.41%
2,577,000	Raffles Holdings Ltd.+	1,458,299

Manufacturing—0.29%
2,500,000	Linair Technologies Ltd.*	301,005

Property Development—13.21%
1,400,000	Capitaland Ltd.+	2,385,166
950,000	City Developments Ltd.	4,947,023
380,000	Hongkong Land Holdings, Ltd.	1,238,800
1,500,000	Keppel Land Ltd.+	2,907,712
147,471	United Overseas Land Ltd.	208,631
2,700,000	Wing Tai Holdings Ltd.	1,934,261
		13,621,593

Recycling—0.00%
14,641,000	Citiraya Industries, Ltd.*(a)	—

Semiconductor—0.81%
1,200,000	STATS ChipPAC Ltd.* +	830,775

Shipyards—3.70%
503,500	Keppel Corp. Ltd.+	3,819,216

Technology—0.63%
2,360,000	Sarin Technologies Ltd.	653,543

Telecommunications—10.50%
5,500,650	Singapore Telecommunications Ltd.+	9,172,717
1,450,000	StarHub Ltd.*	1,658,539
		10,831,256

Transport Services—0.94%
1,615,000	Singapore Post Ltd.	972,247

Transportation - Air—4.03%
580,150	Singapore Airlines Ltd.+	4,156,153

Transportation - Land—1.89%
2,700,000	SMRT Corp., Ltd.	1,950,515

Transportation - Marine—6.64%
4,878,000	Cosco Corp. (Singapore) Ltd.	6,842,297

Water Treatment Systems—1.29%
570,468	Hyflux Ltd.	1,325,631

Total Common Stocks (Cost—$76,309,565)		97,506,831

Principal
Amount
(000)			Value
TIME DEPOSITS—5.06%

SINGAPORE DOLLAR —2.14%

3,665	Citibank Singapore 0.58%, due 8/1/05		2,206,322

U.S. DOLLAR —2.92%
116	Bank of New York, 0.05%, due 8/1/05		116,150
2,892	Citibank Singapore, 1.978%, due 8/1/05		2,892,280
Total U.S. DOLLAR Time Deposits			3,008,430

Total Time Deposits (Cost—$5,205,190)			5,214,752
Total Investments—99.61% (Cost—$81,514,755)			102,721,583

Other assets less liabilities—0.39%			399,813

NET ASSETS
	(Applicable to 9,211,045 shares of capital stock outstanding; equivalent to $11.20 per share)	—100.00%	$103,121,396

*  Non-income producing securities.

+  Deemed to be an affiliated issuer

(a)  Fair valued security. This security has been valued in good faith in such a manner as prescribed by the Board of Directors.

Item 2. Controls and Procedures.

a)     The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30-a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: August 12, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: August 12, 2005
John J. O’Keefe, Vice President & Treasurer

\s\ Ikuo Mori		Date: August 12, 2005
Ikuo Mori, Chairman